EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of earnings per share from operations is as follows:

	For the Year Ended December 31,
In thousands, except per share data	2017	2016	2015
Numerator
Numerator for basic and diluted earnings per common share - net income attributable
to Wabtec shareholders	$262,261	$304,887	$398,628
Less: dividends declared - common shares and non-vested restricted stock	(42,218)	(32,430)	(26,963)
Undistributed earnings	220,043	272,457	371,665
Percentage allocated to common shareholders (1)	99.7%	99.7%	99.7%
	219,383	271,640	370,550
Add: dividends declared - common shares	42,092	32,333	26,875
Numerator for basic and diluted earnings per common share	$261,475	$303,973	$397,425
Denominator
Denominator for basic earnings per common share - weighted average shares	95,453	90,359	96,074
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	672	782	932
Denominator for diluted earnings per common share - adjusted weighted average
shares and assumed conversion	96,125	91,141	97,006
Net income per common share attributable to Wabtec shareholders
Basic	$2.74	$3.37	$4.14
Diluted	$2.72	$3.34	$4.10

(1) Basic weighted-average common shares outstanding	95,453	90,359	96,074
Basic weighted-average common shares outstanding and non-vested restricted
stock expected to vest	95,740	90,627	96,388
Percentage allocated to common shareholders	99.7%	99.7%	99.7%

Options to purchase approximately 24,000, 20,000, and 13,000 shares of Common Stock were outstanding in 2017, 2016 and 2015, respectively, but were not included in the computation of diluted earnings because their impact would have been antidilutive.